DEBT - Schedule of Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Total debt, gross	$ 1,235,034	$ 1,251,253
Bank overdrafts	20,285	8,623
Finance lease obligations	30,354	29,885
Unamortized debt discounts and debt issuance costs	(16,125)	(17,874)
Total debt, net	1,218,909	1,233,379
Current maturities, net of unamortized debt discounts and debt issuance costs	(268,203)	(97,435)
Bank overdrafts	(20,285)	(8,623)
Long-term debt, net	$ 930,421	$ 1,127,321
Weighted average discount rate of finance lease obligations	4.10%	3.70%
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Total debt, gross	$ 153,547	$ 183,909
Line of Credit | Other revolving credit facilities
Debt Instrument [Line Items]
Total debt, gross	$ 88,796	$ 73,999
Weighted average interest rate	6.80%	4.80%
Loans Payable | Term Loan A and Term Loan B
Debt Instrument [Line Items]
Total debt, gross	$ 817,425	$ 823,875
Loans Payable | Vessel financing loans
Debt Instrument [Line Items]
Total debt, gross	82,125	89,479
Loans Payable | Other long-term financing arrangements
Debt Instrument [Line Items]
Total debt, gross	$ 42,502	$ 41,483